ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities - additional disclosures (Details) - Camelot Group ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2023 CNY (¥)	Oct. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
ACCRUED EXPENSES AND OTHER LIABILITIES
Percentage of equity interests acquired		9.50%
Cash consideration paid	¥ 100,000	¥ 456,000	¥ 100,004	$ 13,700